Leases - Amounts recognized in statement of earnings (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of leases [Abstract]
Short-term and low-value leases	$ 52.1	$ 43.7
Variable lease payments	$ 0.0	$ 4.6